Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 15, 2012
Closing Date:	January 30, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,555,688,377.99	79,529	3.88%	58.16
Original Adj. Pool Balance:	$1,532,687,217.90

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$345,000,000.00	22.177%	0.20000%	February 18, 2014
Class A-2 Notes	Fixed	$486,000,000.00	31.240%	0.40000%	December 15, 2015
Class A-3 Notes	Fixed	$422,000,000.00	27.126%	0.56000%	July 17, 2017
Class A-4 Notes	Fixed	$163,200,000.00	10.491%	0.75000%	September 17, 2018
Class B Notes	Fixed	$28,350,000.00	1.822%	1.13000%	September 17, 2018
Class C Notes	Fixed	$43,680,000.00	2.808%	1.35000%	June 17, 2019
Total Securities		$1,488,230,000.00	95.664%

Overcollateralization		$44,457,217.90	2.858%
YSOA		$23,001,160.09	1.479%
Total Original Pool Balance		$1,555,688,377.99	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$86,938,734.00	0.2519963	$45,730,273.78	0.1325515	$41,208,460.22
Class A-2 Notes	$486,000,000.00	1.0000000	$486,000,000.00	1.0000000	$-
Class A-3 Notes	$422,000,000.00	1.0000000	$422,000,000.00	1.0000000	$-
Class A-4 Notes	$163,200,000.00	1.0000000	$163,200,000.00	1.0000000	$-
Class B Notes	$28,350,000.00	1.0000000	$28,350,000.00	1.0000000	$-
Class C Notes	$43,680,000.00	1.0000000	$43,680,000.00	1.0000000	$-
Total Securities	$1,230,168,734.00	0.8265985	$1,188,960,273.78	0.7989090	$41,208,460.22

Weighted Avg. Coupon (WAC)	3.90%		3.90%
Weighted Avg. Remaining Maturity (WARM)	53.18		52.29
Pool Receivables Balance	$1,299,651,631.64		$1,255,916,239.16
Remaining Number of Receivables	73,148		72,012

Adjusted Pool Balance	$1,281,425,764.58		$1,238,500,285.19

III. COLLECTIONS

Principal:
Principal Collections	$42,448,795.46
Repurchased Contract Proceeds Related to Principal
Recoveries/Liquidation Proceeds	$821,398.09
Total Principal Collections	$43,270,193.55

Interest:
Interest Collections	$4,167,550.52
Late Fees & Other Charges	$54,485.35
Interest on Repurchase Principal	$-
Total Interest Collections	$4,222,035.87

Collection Account Interest	$365.42
Reserve Account Interest	$32.55
Servicer Advances	$-

Total Collections	$47,492,627.39

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections	$47,492,627.39
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$47,492,627.39

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$1,083,043.03		$1,083,043.03	$1,083,043.03
Collection Account Interest					$365.42
Late Fees & Other Charges					$54,485.35
Total due to Servicer					$1,137,893.80

2. Class A Noteholders Interest:
Class A-1 Notes		$13,523.80		$13,523.80
Class A-2 Notes		$162,000.00		$162,000.00
Class A-3 Notes		$196,933.33		$196,933.33
Class A-4 Notes		$102,000.00		$102,000.00

Total Class A interest:		$474,457.13		$474,457.13	$474,457.13

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$26,696.25		$26,696.25	$26,696.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$49,140.00		$49,140.00	$49,140.00

Available Funds Remaining:					$45,804,440.21

7. Regular Principal Distribution Amount:					$41,208,460.22

		Distributable Amount		Paid Amount
Class A-1 Notes				$41,208,460.22
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$41,208,460.22		$41,208,460.22
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Total Noteholders Principal		$41,208,460.22		$41,208,460.22

8. Required Deposit to Reserve Account					0.00

9. Trustee Expenses					0.00

10. Remaining Available Collections Released to Certificateholder					4,595,979.99

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$18,225,867.06
Beginning Period Amount	$18,225,867.06
Current Period Amortization	$809,913.08
Ending Period Required Amount	$17,415,953.97
Ending Period Amount	$17,415,953.97
Next Distribution Date Amount	$16,625,808.84

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,831,718.04
Beginning Period Amount	$3,831,718.04
Current Period Release to Collection Account
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,831,718.04
Ending Period Amount	$3,831,718.04

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Hyundai Auto Receivables Trust 2013-A
Monthly Servicing Report

Collection Period	June 2013
Distribution Date	07/15/13
Transaction Month	6
30/360 Days	30
Actual/360 Days	28

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$51,257,030.58	$49,540,011.41	$49,540,011.41
Overcollateralization as a % of Original Adjusted Pool	3.34%	3.23%	3.23%
Overcollateralization as a % of Current Adjusted Pool	4.00%	4.00%	4.00%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.11%	71,369	98.96%	$1,242,864,132.27
30 - 60 Days	0.67%	483	0.77%	$9,724,458.50
61 - 90 Days	0.18%	132	0.22%	$2,760,663.44
91 + Days	0.04%	28	0.05%	$566,984.95
		72,012		$1,255,916,239.16
Total
Delinquent Receivables 61 + days past due	0.22%	160	0.26%	$3,327,648.39
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	119	0.19%	$2,446,011.39
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.13%	98	0.16%	$2,087,385.02
Three-Month Average Delinquency Ratio	0.17%		0.20%

Repossession in Current Period		43		$897,490.59
Repossession Inventory		56		$732,450.97

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,286,597.02
Recoveries				$(821,398.09)
Net Charge-offs for Current Period				$465,198.93

Beginning Pool Balance for Current Period				$1,299,651,631.64

Net Loss Ratio				0.43%
Net Loss Ratio for 1st Preceding Collection Period				0.69%
Net Loss Ratio for 2nd Preceding Collection Period				0.34%
Three-Month Average Net Loss Ratio for Current Period				0.49%

Cumulative Net Losses for All Periods				$2,229,502.40
Cumulative Net Losses as a % of Initial Pool Balance				0.14%

Principal Balance of Extensions				$4,689,583.92
Number of Extensions				218

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